Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 27, 2016
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2016
Prospectus Date	rr_ProspectusDate	Dec. 27, 2016
O'Shares FTSE Russell Small Cap Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSM
O'Shares FTSE Russell International Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell International Quality Dividend ETF | O'Shares FTSE Russell International Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OINL
O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged) (Prospectus Summary) | O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged) | O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OINH
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEEM
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEMH